Major Customers	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Major Customers
Major Customers
Sales to Valero Energy Corporation constituted approximately 10% of our total revenues (before the effects of hedging for the year ended December 31, 2018. Sales to Royal Dutch Shell PLC constituted approximately 10% of our total revenues (before the effects of hedging) for the year ended December 31, 2017. Sales to BP PLC constituted approximately 10% of our total revenues (before the effects of hedging) for the years ended December 31, 2016.